UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 10, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $228,983

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  27074     862925   SH         SOLE        68000       794925
Ametek, Inc.                         COM   031100100  10818     567525   SH         SOLE        44000       523525
Atwood Oceanics, Inc.                COM   050095108  11872     307375   SH         SOLE        18000       289375
Cathay Bancorp                       COM   149150104  10099     246307   SH         SOLE        25100       221207
Chateau Communities                  COM   161739107  15799     609110   SH         SOLE        48500       560610
CMP Group Inc.                       COM   125087109   1938      70300   SH         SOLE        11000        59300
CNE Connecticut Energy               COM   207567108   2614      67250   SH         SOLE         3400        63850
Dentsply Intl. Inc.                  COM   249030107  19607     829925   SH         SOLE        68000       761925
Dover Downs Entertainment, Inc.      COM   260086103   4858     259100   SH         SOLE                    259100
Eastern Utilities Assoc.             COM   277173100   4839     159650   SH         SOLE        14600       145050
Equity Office Properties Trust       COM   294741103  11661     473550   SH         SOLE        40000       433550
Federal Home Loan Mtg. Corp.         COM   313400301  13986     297174   SH         SOLE        23000       274174
Florida Progress                     COM   341109106   6199     146500   SH         SOLE        14700       131800
GBC Bancorp                          COM   361475106   4778     247400   SH         SOLE                    247400
International Speedway Corp.'A       COM   460335201  11768     233617   SH         SOLE        21128       212489
International Speedway Corp.'B       COM   460335300   2699      53974   SH         SOLE         7500        46474
Littelfuse, Inc.                     COM   537008104  12169     501500   SH         SOLE        35000       466500
MCN Energy Group                     COM   55267J100   3295     138750   SH         SOLE                    138750
Mercury General Corp.                COM   589400100   9703     436100   SH         SOLE        41000       395100
Mestek, Inc.                         COM   590829107   6731     332375   SH         SOLE        33300       299075
National Golf Properties, Inc.       COM   63623G109  19582     991500   SH         SOLE        75000       916500
Post Properties, Inc.                COM   737464107   7117     186075   SH         SOLE        14600       171475
Speedway Motorsports                 COM   847788106   2061      74100   SH         SOLE         7300        66800
Sun Communities                      COM   866674104   7714     239660   SH         SOLE        17700       221960